Rental Expense and Lease Commitments	12 Months Ended
Jan. 01, 2012
Rental Expense and Lease Commitments [Abstract]
Rental Expense and Lease Commitments

16.     Rental Expense and Lease Commitments

Rentals of space, vehicles, manufacturing equipment and office and data processing equipment under operating leases were approximately $313 million, $299 million and $322 million in 2011, 2010 and 2009, respectively.

The approximate minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year at January 1, 2012 are:

(Dollars in Millions)

2012	2013	2014	2015	2016	After 2016	Total
$188	162	131	104	82	65	732

Commitments under capital leases are not significant.